Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives for the Property and equipment are as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3 – 10
Facilities	3 – 14
Property	34
Furniture and fixtures	3 – 10
Machinery and equipment	5 – 14
Vehicles and airplanes	2 – 10

Summary of Property and Equipment	Changes in Property and equipment

	Balance at 12/31/2021	Additions	Disposals (a)	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2022

Cost
Pin Pads & POS	1,498,271	569,895	(119,784)	—	—	—	1,948,382
IT equipment	246,543	19,807	(5,322)	—	25	1,352	262,405
Facilities	90,186	5,005	(2,949)	(285)	(137)	—	91,820
Machinery and equipment	25,776	5,445	(11,520)	186	3,610	24	23,521
Furniture and fixtures	24,754	1,123	(1,849)	1	3	118	24,150
Vehicles and airplane	43,586	97	(16,433)	87	(41)	—	27,296
Construction in progress	14,078	43,652	(7,410)	—	—	—	50,320
Right-of-use assets - equipment	4,629	194	—	—	—	—	4,823
Right-of-use assets - vehicles	31,547	18,171	(5,924)	—	—	—	43,794
Right-of-use assets - offices	238,329	28,817	(61,314)	(211)	(171)	—	205,450
	2,217,699	692,206	(232,505)	(222)	3,289	1,494	2,681,961

Depreciation
Pin Pads & POS	(438,346)	(379,442)	77,320	—	—	—	(740,468)
IT equipment	(95,553)	(55,803)	5,968	—	(18)	—	(145,406)
Facilities	(25,066)	(13,497)	726	—	98	—	(37,739)
Machinery and equipment	(17,861)	(4,613)	3,792	—	111	—	(18,571)
Furniture and fixtures	(5,516)	(2,424)	890	—	(4)	—	(7,054)
Vehicles and airplane	(2,498)	(3,534)	3,593	—	2	—	(2,437)
Right-of-use assets - equipment	(505)	(526)	—	—	—	—	(1,031)
Right-of-use assets - Vehicles	(14,187)	(13,125)	5,649	—	—	—	(21,663)
Right-of-use assets - Offices	(48,647)	(40,449)	22,682	—	—	—	(66,414)
	(648,179)	(513,413)	120,620	—	189	—	(1,040,783)

Property and equipment, net	1,569,520	178,793	(111,885)	(222)	3,478	1,494	1,641,178

(a)Includes Pin Pad & POS derecognized for not being used by customers after a period of time.

	Balance at 12/31/2020	Additions	Disposals	Transfers	Effects of hyperinflation (IAS 29)	Business combination	Balance at 12/31/2021

Cost
Pin Pads & POS	736,775	851,106	(107,555)	—	—	17,945	1,498,271
IT equipment	128,244	78,139	(4,229)	(2,747)	—	47,136	246,543
Facilities	40,524	14,011	(4,282)	2,818	(8)	37,123	90,186
Machinery and equipment	18,242	1,496	(126)	2,683	30	3,451	25,776
Furniture and fixtures	14,629	2,858	(819)	64	8	8,014	24,754
Vehicles and airplane	16,261	30,594	(13,058)	—	43	9,746	43,586
Construction in progress	81	20,197	(5,255)	(2,818)	—	1,873	14,078
Right-of-use assets - equipment	—	536	(854)			4,947	4,629
Right-of-use assets - vehicles	20,007	13,670	(2,130)	—	—	—	31,547
Right-of-use assets - offices	126,571	73,506	(35,144)	—	—	73,396	238,329
	1,101,334	1,086,113	(173,452)	—	73	203,631	2,217,699
Depreciation
Pin Pads & POS	(248,704)	(204,355)	14,713	—	—	—	(438,346)
IT equipment	(57,801)	(40,092)	2,340	—	—	—	(95,553)
Facilities	(17,180)	(9,306)	1,420	—	—	—	(25,066)
Machinery and equipment	(14,140)	(3,756)	35	—	—	—	(17,861)
Furniture and fixtures	(3,882)	(1,821)	187	—	—	—	(5,516)
Vehicles and airplane	(1,544)	(5,227)	4,273	—	—	—	(2,498)
Right-of-use assets - equipment	—	(505)	—	—	—	—	(505)
Right-of-use assets - Vehicles	(6,906)	(8,545)	1,264	—	—	—	(14,187)
Right-of-use assets - Offices	(33,943)	(37,023)	22,319	—	—	—	(48,647)
	(384,100)	(310,630)	46,551	—	—	—	(648,179)
Property and equipment, net	717,234	775,483	(126,901)	—	73	203,631	1,569,520

Summary of Depreciation and Amortization Expenses
Depreciation and amortization expense has been charged in the following line items of the consolidated statement of profit or loss:

	2022	2021	2020

Cost of services	529,793	299,240	162,202
General and administrative expenses	226,353	161,331	59,593
Selling expenses	43,879	46,798	34,499
Other income (expenses), net	301	—	—
Depreciation and Amortization charges	800,326	507,369	256,294
Depreciation charge	513,413	310,630	185,335
Amortization charge (Notes 10.3)	286,913	196,739	70,959
Depreciation and Amortization charges	800,326	507,369	256,294